Inventories (Tables)	12 Months Ended
Sep. 30, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories
Inventories consisted of the following (in thousands):

	As of September 30,
	2020	2019
Raw materials	$33,850	$36,855
Work in process	19,935	19,514
Finished goods	76,285	59,022

Total inventories	$130,070	$115,391